Securities	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
NOTE 2 – Securities

The fair value of available-for-sale securities and the related gross unrealized gains and losses recognized in accumulated other comprehensive income (loss) were as follows:

	(Dollars in thousands)
		Gross	Gross	Estimated
	Cost	Unrealized	Unrealized	Fair
	Basis	Gains	Losses	Value
December 31, 2013
U.S. government sponsored entities	$18,997	$-	$(637)	$18,360
Collateralized mortgage obligations and residential mortgage-backed securities	101,056	1,181	(1,922)	100,315
Municipal securities	73,864	1,499	(1,710)	73,653
Collateralized debt obligations	5,208	-	(3,240)	1,968
Total securities available-for-sale	$199,125	$2,680	$(7,509)	$194,296

December 31, 2012
U.S. government sponsored entities	$23,009	$94	$(7)	$23,096
Collateralized mortgage obligations and residential mortgage-backed securities	96,782	3,147	(15)	99,914
Municipal securities	58,946	4,155	(28)	63,073
Collateralized debt obligations	5,208	-	(3,816)	1,392
Total securities available-for-sale	$183,945	$7,396	$(3,866)	$187,475

The fair value of available-for-sale debt securities and carrying amount, if different, at year end 2013 by contractual maturity were as follows. Securities not due at a single maturity date, primarily mortgage-backed securities, are shown separately.

	(Dollars in thousands)
	Available-for-sale
	Estimated	Tax-
	Fair	Equivalent
December 31, 2013	Value	Yield (%)
Due in one year or less	$1,887	7.06
Due from one to five years	18,343	3.16
Due from five to ten years	26,822	4.55
Due over ten years	46,929	4.70
Collateralized mortgage obligations and residential mortgage-backed securities	100,315	2.76
Total	$194,296	3.56

Sales of available-for-sale securities were as follows:

	(Dollars in thousands)
	December 31,	December 31,
	2013	2012

Proceeds	$30,144	25,900
Gross gains	733	1,120
Gross losses	(103)	-

The tax provisions related to these net realized gains were approximately $225,000 for 2013 and $440,000 for 2012.

Accumulated other comprehensive income/(loss) balances, net of tax, related to available-for-sale securities, were as follows:

(Dollars in thousands)
Unrealized
gain/(loss)
Ending balance, December 31, 2012	$2,284
Current period change	(5,493)
Ending balance, December 31, 2013	$(3,209)

Securities with carrying values of approximately $31,231,000 and $32,935,000 were pledged as of December 31, 2013 and 2012, respectively, as collateral for repurchase agreements, public funds, and for other purposes as permitted or required by law. The reduction in pledged securities is a result of the lifting of a state requirement to pledge securities for public funds on deposit.

Securities with unrealized losses at December 31, 2013 and 2012 not recognized in income are as follows:

	(Dollars in thousands)
	Less than 12 months		12 months or longer		Total
	Estimated		Estimated		Estimated
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
December 31, 2013
U.S. government sponsored entities	$18,360	$(637)	$-	$-	$18,360	$(637)
Collateralized mortgage obligations and residential mortgage-backed securities	62,748	(1,922)	-	-	62,748	(1,922)
Municipal securities	27,890	(1,571)	1,478	(139)	29,368	(1,710)
Collateralized debt obligations	-	-	1,968	(3,240)	1,968	(3,240)
Total temporarily impaired	$108,998	$(4,130)	$3,446	$(3,379)	$112,444	$(7,509)
Number of securities		117		8		125

	(Dollars in thousands)
	Less than 12 months		12 months or longer		Total
	Estimated		Estimated		Estimated
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
December 31, 2012
U.S. government sponsored entities	$3,492	$(7)	$-	$-	$3,492	$(7)
Collateralized mortgage obligations and residential mortgage-backed securities	2,294	(15)	-	-	2,294	(15)
Municipal securities	3,330	(28)	-	-	3,330	(28)
Collateralized debt obligations	-	-	1,392	(3,816)	1,392	(3,816)
Total temporarily impaired	$9,116	$(50)	$1,392	$(3,816)	$10,508	$(3,866)
Number of securities		14		4		18

Unrealized losses on securities have not been recognized into income because the securities are of high credit quality or have undisrupted cash flows. Management has the intent and ability to hold the securities for the foreseeable future, and the decline in fair value is largely due to changes in interest rates and volatility in the securities markets. The fair values are expected to recover as the securities approach maturity